STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 042 - USD ($)	Jun. 30, 2025	Jun. 30, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total participant-directed investments — at fair value	$ 5,343,082,800	$ 5,029,449,043
RECEIVABLES:
Accrued investment income	770,403	856,601
Notes receivable from participants	28,701,822	23,748,306
Total receivables	29,472,225	24,604,907
Total assets	5,372,555,025	5,054,053,950
LIABILITIES —
Accrued investment management expense	264,243	434,711
Total liabilities	264,243	434,711
NET ASSETS AVAILABLE FOR BENEFITS	5,372,290,782	5,053,619,239
The Procter & Gamble Company common stock
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total participant-directed investments — at fair value	1,232,377,400	1,347,714,746
The J.M. Smucker Company common stock
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total participant-directed investments — at fair value	782,949	976,017
Separately managed accounts
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total participant-directed investments — at fair value	564,866,168	557,794,409
Common collective trust funds
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total participant-directed investments — at fair value	$ 3,545,056,283	$ 3,122,963,871